Taxation - Movement of valuation allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (311,645)	$ (42,695)	¥ (420,566)	¥ (452,670)
Additions	(34,672)	(4,750)	(26,623)	(48,944)
Reversal and write off	145,015	19,867	135,544	81,048
Balance at ending of the year	¥ (201,302)	$ (27,578)	¥ (311,645)	¥ (420,566)